Schedule of investments
Delaware Ivy Corporate Bond Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.13%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	626,000	$ 507,060
Total Convertible Bond (cost $560,714)		507,060

Corporate Bonds — 93.59%
Banking — 21.94%
Bank of America
1.898% 7/23/31 μ	3,425,000	2,636,173
2.299% 7/21/32 μ	4,775,000	3,688,741
2.482% 9/21/36 μ	805,000	593,331
2.496% 2/13/31 μ	3,000,000	2,444,801
2.592% 4/29/31 μ	5,325,000	4,348,567
4.20% 8/26/24	6,000,000	5,911,046

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	1,935,000	1,862,689
Barclays 7.325% 11/2/26 μ	1,035,000	1,073,184
Citigroup
2.572% 6/3/31 μ	5,725,000	4,642,955
3.50% 5/15/23	1,390,000	1,383,496
3.52% 10/27/28 μ	3,250,000	2,970,654
4.412% 3/31/31 μ	3,690,000	3,397,093
Credit Suisse Group
144A 6.442% 8/11/28 #, μ	1,700,000	1,550,678
144A 9.016% 11/15/33 #, *, μ	520,000	533,858
Fifth Third Bancorp
4.337% 4/25/33 μ	718,000	658,055
6.361% 10/27/28 μ	492,000	507,087
Goldman Sachs Group
2.383% 7/21/32 μ	2,325,000	1,809,602
3.50% 11/16/26	1,000,000	938,773
3.80% 3/15/30	7,550,000	6,804,683
4.25% 10/21/25	2,500,000	2,442,516

Huntington National Bank 5.65% 1/10/30	940,000	949,404
JPMorgan Chase & Co.
2.522% 4/22/31 μ	4,165,000	3,417,364
3.22% 3/1/25 μ	5,000,000	4,861,945
3.875% 9/10/24	1,964,000	1,923,790

KeyCorp 4.789% 6/1/33 *, μ	459,000	434,727
Morgan Stanley
1.794% 2/13/32 μ	4,475,000	3,373,462
3.875% 1/27/26	4,150,000	4,022,057
6.138% 10/16/26 μ	980,000	1,001,970
6.296% 10/18/28 μ	820,000	847,944

PNC Financial Services Group 6.20% 9/15/27 μ, ψ	1,090,000	1,067,927
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
State Street
5.751% 11/4/26 μ	310,000	$ 317,667
5.82% 11/4/28 μ	215,000	222,414
SVB Financial Group
4.00% 5/15/26 μ, ψ	1,670,000	1,104,321
4.57% 4/29/33 *, μ	563,000	499,666
Truist Financial
4.95% 9/1/25 μ, ψ	1,955,000	1,874,063
6.123% 10/28/33 *, μ	347,000	366,208

US Bancorp 2.491% 11/3/36 μ	2,550,000	1,946,592
Wells Fargo & Co. 2.879% 10/30/30 μ	4,808,000	4,094,212
		82,523,715
Basic Industry — 1.09%
Celanese US Holdings
6.05% 3/15/25	725,000	722,792
6.165% 7/15/27	550,000	543,362

Graphic Packaging International 144A 0.821% 4/15/24 #	3,020,000	2,827,899
		4,094,053
Brokerage — 2.44%
Blackstone Holdings Finance
144A 1.60% 3/30/31 #	1,250,000	911,323
144A 2.00% 1/30/32 #	4,240,000	3,125,125

Intercontinental Exchange 2.10% 6/15/30	1,795,000	1,466,878
Jefferies Financial Group 2.625% 10/15/31	1,530,000	1,170,809
KKR Group Finance VIII 144A 3.50% 8/25/50 #	3,750,000	2,522,820
		9,196,955
Capital Goods — 2.93%
Ashtead Capital 144A 2.45% 8/12/31 #	305,000	236,176
Boeing 3.75% 2/1/50	2,500,000	1,726,886
Masco 1.50% 2/15/28	2,775,000	2,302,005
Parker-Hannifin 4.25% 9/15/27	295,000	286,710
Republic Services 2.30% 3/1/30	4,114,000	3,452,351
Waste Connections 3.50% 5/1/29	3,300,000	3,026,184
		11,030,312
Communications — 9.13%
AMC Networks 4.25% 2/15/29	870,000	543,374
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Schedule of investments
Delaware Ivy Corporate Bond Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
AT&T
3.50% 6/1/41	3,000,000	$ 2,248,906
3.50% 9/15/53	1,905,000	1,294,324
3.55% 9/15/55	1,000,000	671,740
3.65% 6/1/51	5,400,000	3,827,689

CCO Holdings 144A 4.75% 2/1/32 #, *	1,200,000	975,294
Charter Communications Operating
3.85% 4/1/61	1,190,000	692,440
3.90% 6/1/52	1,385,000	874,672
4.50% 2/1/24	3,942,000	3,897,134
Comcast
2.887% 11/1/51	2,410,000	1,558,688
3.25% 11/1/39	3,125,000	2,446,904

Crown Castle 1.05% 7/15/26	3,000,000	2,595,672
Directv Financing 144A 5.875% 8/15/27 #	1,050,000	941,388
Discovery Communications 4.00% 9/15/55	1,155,000	698,064
Paramount Global 4.75% 5/15/25	1,332,000	1,312,532
T-Mobile USA
3.30% 2/15/51	575,000	386,249
3.50% 4/15/25	2,350,000	2,262,044
Verizon Communications
2.875% 11/20/50	1,690,000	1,066,823
4.329% 9/21/28	2,500,000	2,408,718
4.50% 8/10/33	3,175,000	2,981,051

VZ Secured Financing 144A 5.00% 1/15/32 #	800,000	651,545
		34,335,251
Consumer Cyclical — 7.18%
Amazon.com
2.50% 6/3/50	3,190,000	2,024,957
3.875% 8/22/37	7,500,000	6,674,418

Aptiv 3.10% 12/1/51	1,191,000	708,466
DR Horton 2.60% 10/15/25	3,620,000	3,374,008
General Motors Financial
1.25% 1/8/26	1,375,000	1,212,252
2.40% 10/15/28	1,580,000	1,313,012

Home Depot 4.20% 4/1/43	4,700,000	4,134,811
Levi Strauss & Co. 144A 3.50% 3/1/31 #	170,000	135,148
Mercedes-Benz Finance North America 144A 5.25% 11/29/27 #	845,000	850,749
NVR 3.00% 5/15/30	5,313,000	4,472,163
VICI Properties 4.95% 2/15/30	2,225,000	2,121,020
		27,021,004
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical — 6.89%
Amgen 2.80% 8/15/41	2,250,000	$ 1,567,504
Boston Scientific 1.90% 6/1/25	1,000,000	934,306
Clorox 3.90% 5/15/28	5,512,000	5,264,118
CVS Health 2.70% 8/21/40	1,594,000	1,107,205
GE HealthCare Technologies
144A 5.60% 11/15/25 #	810,000	815,857
144A 5.65% 11/15/27 #	810,000	820,898

JBS USA LUX 144A 3.00% 2/2/29 #	1,778,000	1,475,410
McCormick & Co. 0.90% 2/15/26	5,095,000	4,468,542
Merck & Co. 2.75% 12/10/51	2,000,000	1,346,060
Royalty Pharma
1.20% 9/2/25	3,750,000	3,359,616
3.30% 9/2/40	425,000	296,463
3.35% 9/2/51	1,057,000	655,745
3.55% 9/2/50	447,000	287,415

Universal Health Services 1.65% 9/1/26	2,965,000	2,545,170
US Foods 144A 4.75% 2/15/29 #	550,000	489,005
Zoetis 5.40% 11/14/25 *	465,000	474,797
		25,908,111
Electric — 6.06%
Appalachian Power 4.50% 8/1/32	465,000	434,941
Black Hills 1.037% 8/23/24	1,850,000	1,726,442
Commonwealth Edison
2.75% 9/1/51	2,500,000	1,611,292
3.65% 6/15/46	2,500,000	1,910,213

Duke Energy 5.00% 8/15/52	755,000	674,034
Duke Energy Carolinas 3.95% 11/15/28	429,000	412,505
Enel Finance International 144A 6.80% 10/14/25 #	725,000	745,232
Entergy 3.75% 6/15/50	4,280,000	3,171,227
Indianapolis Power & Light 144A 5.65% 12/1/32 #	1,210,000	1,244,821
MidAmerican Energy 3.95% 8/1/47	1,000,000	819,421
National Rural Utilities Cooperative Finance 4.15% 12/15/32	1,005,000	931,123
NextEra Energy Capital Holdings 3.00% 1/15/52	985,000	647,536
Oglethorpe Power 144A 4.50% 4/1/47 #	1,530,000	1,222,048
Pacific Gas and Electric 3.00% 6/15/28	2,075,000	1,797,841
PacifiCorp 5.35% 12/1/53	645,000	642,361
Southern California Edison
3.45% 2/1/52	915,000	655,333
4.125% 3/1/48	1,725,000	1,384,748

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(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Vistra Operations 144A 5.125% 5/13/25 #	2,145,000	$ 2,101,424
WEC Energy Group 5.15% 10/1/27	665,000	673,323
		22,805,865
Energy — 5.16%
BP Capital Markets America 2.939% 6/4/51	3,465,000	2,297,296
Colorado Interstate Gas 144A 4.15% 8/15/26 #	6,000,000	5,714,324
Energy Transfer
5.00% 5/15/50	135,000	108,457
5.30% 4/15/47	1,450,000	1,213,499
5.75% 2/15/33	620,000	607,777

Kinder Morgan 5.45% 8/1/52 *	1,605,000	1,448,955
Marathon Oil 5.20% 6/1/45	2,340,000	2,013,051
NuStar Logistics 5.625% 4/28/27	170,000	159,252
ONEOK 6.10% 11/15/32	1,450,000	1,454,376
Targa Resources Partners 5.00% 1/15/28	1,470,000	1,404,715
Williams Cos. 4.85% 3/1/48	3,500,000	2,974,686
		19,396,388
Finance Companies — 1.70%
AerCap Ireland Capital DAC
1.75% 1/30/26	975,000	858,830
3.00% 10/29/28	1,930,000	1,620,400
Air Lease
2.875% 1/15/32 *	530,000	422,393
4.125% 12/15/26 μ, ψ	1,454,000	999,625
5.85% 12/15/27	790,000	790,501
Aviation Capital Group
144A 1.95% 1/30/26 #	657,000	572,662
144A 3.50% 11/1/27 #	355,000	310,629

Avolon Holdings Funding 144A 3.25% 2/15/27 #	960,000	822,832
		6,397,872
Industrials — 0.42%
University of Southern California 3.028% 10/1/39	2,000,000	1,583,468
		1,583,468
Insurance — 5.23%
Aon
2.80% 5/15/30	4,950,000	4,232,911
5.00% 9/12/32	1,065,000	1,056,481

Athene Global Funding 144A 1.985% 8/19/28 #	2,750,000	2,217,339
Berkshire Hathaway Finance 3.85% 3/15/52	2,330,000	1,869,515
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)

Brighthouse Financial 3.85% 12/22/51	718,000	$ 455,918
First American Financial 2.40% 8/15/31	2,400,000	1,759,884
Humana 5.75% 3/1/28	388,000	396,884
Principal Life Global Funding II 144A 3.00% 4/18/26 #	4,000,000	3,715,600
UnitedHealth Group 3.05% 5/15/41	5,240,000	3,959,066
		19,663,598
Natural Gas — 1.35%
Atmos Energy 5.75% 10/15/52	1,070,000	1,123,642
Southern California Gas
4.30% 1/15/49	3,830,000	3,171,037
6.35% 11/15/52	385,000	423,607

Southern Co. Gas Capital 5.15% 9/15/32	363,000	357,380
		5,075,666
Real Estate Investment Trusts — 2.39%
American Homes 4 Rent 3.625% 4/15/32	945,000	797,427
American Tower Trust #1 144A 3.07% 3/15/48 #	3,000,000	2,983,203
Digital Realty Trust 5.55% 1/15/28	1,340,000	1,351,272
Extra Space Storage
2.35% 3/15/32	785,000	595,984
2.55% 6/1/31	4,140,000	3,248,892
		8,976,778
Technology — 16.62%
Adobe 2.30% 2/1/30	5,890,000	5,035,591
Alphabet 2.05% 8/15/50	2,646,000	1,558,390
Apple
2.65% 5/11/50	825,000	549,746
2.65% 2/8/51	825,000	548,034
2.70% 8/5/51	575,000	381,830

Autodesk 2.85% 1/15/30	4,616,000	3,979,108
Broadcom 144A 3.469% 4/15/34 #	2,195,000	1,757,540
CDW 3.276% 12/1/28	2,070,000	1,776,132
CoStar Group 144A 2.80% 7/15/30 #	2,817,000	2,306,924
Entegris Escrow 144A 4.75% 4/15/29 #	1,005,000	918,522
Equinix 2.625% 11/18/24	5,715,000	5,446,437
Fidelity National Information Services 1.65% 3/1/28 *	2,775,000	2,301,880
Fiserv 3.85% 6/1/25	5,500,000	5,333,398
Global Payments 2.65% 2/15/25	4,195,000	3,950,158

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Schedule of investments
Delaware Ivy Corporate Bond Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

Microchip Technology 0.983% 9/1/24	4,476,000	$ 4,147,373
Microsoft 2.921% 3/17/52	3,500,000	2,494,353
NXP 3.875% 6/18/26	2,200,000	2,092,709
Oracle
5.80% 11/10/25 *	315,000	322,402
6.15% 11/9/29	675,000	702,225

PayPal Holdings 2.30% 6/1/30	890,000	733,157
Sensata Technologies 144A 3.75% 2/15/31 #	805,000	663,461
ServiceNow 1.40% 9/1/30	3,977,000	3,051,427
Texas Instruments 3.875% 3/15/39	3,933,000	3,481,595
Thomson Reuters 3.35% 5/15/26	2,450,000	2,320,739
Visa 2.70% 4/15/40	5,065,000	3,857,686
VMware 4.50% 5/15/25	2,850,000	2,797,322
		62,508,139
Transportation — 2.03%
Burlington Northern Santa Fe
2.875% 6/15/52	1,445,000	970,304
4.55% 9/1/44	2,000,000	1,818,197

Delta Air Lines 2020-1 Class AA Pass Through Trust 2.00% 12/10/29 ♦	1,738,814	1,483,384
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 1/7/30 ♦	3,745,626	3,376,646
		7,648,531
Utilities — 1.03%
American Water Capital 4.15% 6/1/49	3,800,000	3,150,262
Electricite de France 144A 5.25% 1/29/23 #, μ, ψ	747,000	745,373
		3,895,635
Total Corporate Bonds (cost $414,540,632)		352,061,341

Municipal Bonds — 1.31%
Commonwealth of Puerto Rico(Restructured)
Series A-1 2.986% 7/1/24^	19,099	17,709
Series A-1 4.00% 7/1/35	41,688	35,183

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	1,885,740	1,579,307
	Principalamount°	Value (US $)

Municipal Bonds (continued)

New York City Industrial Development Agency (Yankee Stadium Project) 144A 11.00% 3/1/29#	2,837,000	$ 3,315,063
Total Municipal Bonds (cost $4,684,700)		4,947,262

Non-Agency Asset-Backed Securities — 1.41%
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	1,450,000	1,429,714
Ford Credit Floorplan Master Owner Trust Series 2019-2 A 3.06% 4/15/26	1,350,000	1,309,304
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	1,450,000	1,373,601
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	1,200,000	1,174,206
Total Non-Agency Asset-Backed Securities (cost $5,444,100)		5,286,825

Sovereign Bonds — 0.50%Δ
Colombia — 0.21%
Colombia Government International Bond 3.25% 4/22/32	1,075,000	785,231
		785,231
Mexico — 0.29%
Mexico Government International Bond 3.75% 4/19/71	1,750,000	1,093,858
		1,093,858
Total Sovereign Bonds (cost $2,793,894)		1,879,089
	Number of shares
Short-Term Investments — 2.59%
Money Market Mutual Funds — 2.59%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	2,438,169	2,438,169
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	2,438,169	2,438,169

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(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	2,438,170	$ 2,438,170
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	2,438,169	2,438,169
Total Short-Term Investments (cost $9,752,677)		9,752,677

Total Value of Securities—99.53% (cost $437,776,717)		374,434,254■
Receivables and Other Assets Net of Liabilities—0.47%		1,753,332
Net Assets Applicable to 24,463,970 Shares Outstanding—100.00%		$376,187,586
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $53,023,485, which represents 14.10% of the Fund's net assets.
*	Fully or partially on loan.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
■	Includes $7,560,650 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $7,797,781.
Summary of abbreviations:
DAC – Designated Activity Company
USD – US Dollar

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